Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 3,475,518	$ 1,037,415	$ 3,289,478	$ 235,690
Cost of revenue	2,044,241	727,624	2,374,397	213,111
Gross profit	1,431,277	309,791	915,081	22,579
Operating expenses:
Selling and marketing expenses	102,606	91,495	482,811	86,098
Product development		9,699	9,699	303,555
General and administrative expenses	1,460,811	3,972,915	6,584,251	3,249,659
Impairment of leased assets			2,388,000	2,800,000
Loss on the settlement of debt	252,900
Total operating expenses	1,816,317	4,074,109	9,464,761	6,439,312
Loss from operations	(385,040)	(3,764,318)	(8,549,680)	(6,416,733)
Other income (expense):
Interest and financing costs	(611,875)	(380,872)	(4,639,442)	(192,395)
Change in value of derivative liability				40,265
Total other income (expense)	(611,875)	(380,872)	(4,639,442)	(152,130)
Net loss	$ (996,915)	$ (4,145,190)	$ (13,189,122)	$ (6,568,863)
Weighted average shares outstanding:
Basic	26,760,318	26,086,952	26,321,137	25,297,066
Diluted	26,760,318	26,086,952	26,321,137	25,297,066
Loss per share
Basic	$ (0.04)	$ (0.16)	$ (0.50)	$ (0.26)
Diluted	$ (0.04)	$ (0.16)	$ (0.50)	$ (0.26)